Subsequent Events (Details Narrative) (Environmental Turf Services, Llc) - Subsequent Event [Member] - Environmental Turf Services, LLC [Member]	Oct. 14, 2016 USD ($) shares
Total purchase price	$ 346,000
Assumption of accounts payable	$ 200,000
Purchase Price Shares [Member]
Number of restricted shares of common stock | shares	2,000,000